Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have not historically granted stock options or similar awards as part of our equity compensation programs and did not grant any stock options during the year ended December 31, 2025. While the Company does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, if stock options or similar awards are granted in the future, our Insider Trading Policy provides that we will not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we will not time the public release of such information based on stock option grant dates.

Consequently, the Company has not granted and does not expect to grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or at any time during the four business days prior to or the one business day following the filing with the SEC of any report on Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information. The MD&C Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.

These restrictions do not apply to RSUs or restricted stock awards or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	if stock options or similar awards are granted in the future, our Insider Trading Policy provides that we will not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement
MNPI Disclosure Timed for Compensation Value	false